OPERATING PROFIT	12 Months Ended
Dec. 31, 2023
GROUP INCOME STATEMENT
OPERATING PROFIT

3 Operating profit

Accounting policy

Research and development

Research expenditure is expensed as incurred. Internal development expenditure is only capitalised if the recognition criteria in IAS 38 Intangible Assets have been satisfied. The Group considers that the regulatory, technical and market uncertainties inherent in the development of new products mean that in most cases development costs should not be capitalised as intangible assets until products receive approval from the appropriate regulatory body.

Payments to third parties for research and development projects are accounted for based on the substance of the arrangement. If the arrangement represents outsourced research and development activities the payments are generally expensed except in limited circumstances where the respective development expenditure would be capitalised under the principles established in IAS 38. By contrast, the payments are capitalised if the arrangement represents consideration for the acquisition of intellectual property developed at the risk of the third party.

Capitalised development expenditures are amortised on a straight-line basis over their useful economic lives from product launch.

Advertising costs

Advertising costs are expensed as incurred.

Group financial statements continued

Notes to the Group accounts continued

3 Operating profit continued

	2023	2022	2021
	$ million	$ million	$ million
Revenue	5,549	5,215	5,212
Cost of goods sold[1]	(1,730)	(1,540)	(1,543)
Gross profit	3,819	3,675	3,669
Research and development expenses[2]	(339)	(345)	(356)
Selling, general and administrative expenses:
Marketing, selling and distribution expenses	(2,218)	(2,066)	(2,013)
Administrative expenses[3,4,5,6]	(837)	(814)	(707)
	(3,055)	(2,880)	(2,720)
Operating profit	425	450	593
1	2023 includes $27m charge relating to legal and other items, $73m charge relating to restructuring and rationalisation expenses and $3m charge relating to acquisition and disposal-related items (2022 includes $4m charge relating to legal and other items, $20m charge relating to restructuring and rationalisation expenses and $5m charges relating to acquisition and disposal-related items, 2021: $7m charge relating to legal and other items and $29m charge relating to restructuring and rationalisation expenses).
2	2023 includes $21m charge relating to legal and other items (2022: $35m, 2021: $39m), $1m charge relating to acquisition and disposal-related items (2022: $5m, 2021: $7m) and $18m charge relating to restructuring and rationalisation expenses (2022: $5m, 2021: $nil).
3	2023 includes $51m of amortisation of software and other intangible assets (2022: $56m, 2021: $65m).
4	2023 includes $207m of amortisation and impairment of acquisition intangibles and $129m of restructuring and rationalisation expenses (2022: $205m of amortisation and impairment of acquisition intangibles and $142m of restructuring and rationalisation expenses, 2021: $172m of amortisation and impairment of acquisition intangibles and $84m of restructuring and rationalisation expenses).
5	2023 includes $10m charge relating to legal and other items (2022: $36m charge, 2021: $5m charge).
6	2023 includes $56m charge relating to acquisition and disposal-related items (2022: $6m credit, 2021: $nil).

Note that items detailed in 1, 2, 4, 5 and 6 are excluded from the calculation of trading profit, the segments’ profit measure.

Operating profit is stated after charging/(crediting) the following items:

	2023	2022	2021
	$ million	$ million	$ million
Other operating income	–	(7)	(35)
Amortisation of intangible assets	221	229	237
Impairment of intangible assets[1]	37	39	2
Impairment of Engage's goodwill	84	–	–
Impairment of property, plant and equipment	31	30	1
Fair value remeasurement of trade investments	4	–	1
Depreciation of property, plant and equipment[2]	306	319	326
Loss on disposal of property, plant and equipment and intangible assets	18	11	14
Advertising costs	88	92	81
1	The 2023 impairment of intangible assets includes Engage’s intangible assets of $37m due to the voluntary product discontinuation.
2	The 2023 depreciation charge includes $54m (2022: $56m, 2021: $56m) related to right-of-use assets.

In 2023, other operating income comprises insurance recoveries for ongoing metal-on-metal hip claims of $nil (2022: $7m, 2021: $35m). In 2023, $nil (2022: $7m, 2021: $35m) of other operating income was included with legal and other items, as explained in Note 2.6, and does not form part of trading profit, the segments’ profit measure.

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2023	2022	2021
	Notes	$ million	$ million	$ million
Wages and salaries		1,683	1,565	1,562
Social security costs		242	215	223
Pension costs (including retirement healthcare)	18	95	88	93
Share-based payments	22	39	40	41
		2,059	1,908	1,919

During the year ended 31 December 2023, the average number of employees was 19,081 (2022: 19,094, 2021: 18,976).

3.2 Audit Fees – information about the nature and cost of services provided by the auditor

	2023	2022	2021
	$ million	$ million	$ million
Audit services:
Group accounts	7.9	7.2	5.5
Local statutory audit pursuant to legislation	2.1	2.2	2.0
Other services:
Audit-related services	0.3	0.4	0.1
Total auditor’s remuneration	10.3	9.8	7.6
Arising:
In the UK	6.0	5.3	3.5
Outside the UK	4.3	4.5	4.1
	10.3	9.8	7.6